First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments
August 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 73.0%
	Construction & Engineering – 0.7%
18,900	Quanta Services, Inc.	$1,929,690
	Electric Utilities – 17.5%
58,000	Alliant Energy Corp. (a)	3,525,820
31,860	American Electric Power Co., Inc.	2,853,700
21,000	Duke Energy Corp.	2,197,860
7,900	Emera, Inc. (CAD)	372,943
383,230	Enel S.p.A., ADR	3,464,399
9,800	Eversource Energy	889,154
135,000	Exelon Corp. (b)	6,617,700
8,100	Fortis, Inc. (CAD) (a)	371,086
71,000	Iberdrola S.A., ADR	3,530,120
32,800	IDACORP, Inc.	3,455,480
24,930	NextEra Energy, Inc.	2,093,871
16,780	Orsted A/S, ADR	892,360
198,480	PPL Corp.	5,825,388
157,390	Southern (The) Co.	10,345,245
27,600	Xcel Energy, Inc. (a)	1,897,500
		48,332,626
	Gas Utilities – 10.9%
494,960	AltaGas Ltd. (CAD) (a)	9,913,715
85,150	Atmos Energy Corp. (a)	8,302,976
45,120	New Jersey Resources Corp. (a)	1,684,781
46,900	ONE Gas, Inc.	3,368,358
147,060	UGI Corp.	6,810,349
		30,080,179
	Independent Power & Renewable Electricity Producers – 1.3%
35,340	AES (The) Corp.	843,566
61,100	Clearway Energy, Inc., Class A	1,817,114
38,800	EDP Renovaveis S.A. (EUR)	1,031,711
		3,692,391
	Multi-Utilities – 15.4%
25,000	ATCO Ltd., Class I (CAD)	841,160
19,460	Black Hills Corp.	1,368,622
204,100	CenterPoint Energy, Inc. (a)	5,120,869
41,890	CMS Energy Corp. (b)	2,686,406
22,800	Dominion Energy, Inc.	1,774,752
32,810	DTE Energy Co. (a)	3,948,356
192,070	Public Service Enterprise Group, Inc. (b)	12,280,956
106,070	Sempra Energy	14,039,425
5,840	WEC Energy Group, Inc.	551,763
		42,612,309
	Oil, Gas & Consumable Fuels – 26.7%
41,950	Cheniere Energy, Inc. (c)	3,668,947
43,155	DT Midstream, Inc. (a)	2,005,413
222,596	Enbridge, Inc.	8,750,249
208,340	Equitrans Midstream Corp. (a)	1,818,808
146,370	Keyera Corp. (CAD) (a)	3,524,528
535,595	Kinder Morgan, Inc. (a)	8,714,130
133,784	ONEOK, Inc. (a)	7,026,336
442,379	TC Energy Corp. (a)	21,004,155

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
703,652	Williams (The) Cos., Inc. (a)	$17,373,168
		73,885,734
	Semiconductors & Semiconductor Equipment – 0.1%
2,000	Enphase Energy, Inc. (c)	347,460
	Water Utilities – 0.4%
5,500	American Water Works Co., Inc.	1,002,375
	Total Common Stocks	201,882,764
	(Cost $165,613,335)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 54.0%
	Chemicals – 3.6%
380,198	Westlake Chemical Partners, L.P. (a)	9,900,356
	Gas Utilities – 0.9%
165,600	Suburban Propane Partners, L.P. (a)	2,522,088
	Independent Power & Renewable Electricity Producers – 2.6%
88,261	NextEra Energy Partners, L.P. (a) (d)	7,054,702
	Oil, Gas & Consumable Fuels – 46.9%
381,807	Cheniere Energy Partners, L.P. (a)	15,589,180
1,320,767	Energy Transfer, L.P. (a)	12,283,133
1,420,406	Enterprise Products Partners, L.P. (a)	31,618,237
107,800	Hess Midstream, L.P., Class A (d)	2,774,772
430,286	Holly Energy Partners, L.P. (a)	8,003,320
705,674	Magellan Midstream Partners, L.P. (a)	34,726,217
1,277,921	Plains All American Pipeline, L.P. (a)	11,923,003
674,588	Shell Midstream Partners, L.P. (a)	8,209,736
323,850	Teekay LNG Partners, L.P. (d)	4,501,515
		129,629,113
	Total Master Limited Partnerships	149,106,259
	(Cost $75,322,327)
	Total Investments – 127.0%	350,989,023
	(Cost $240,935,662) (e)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.0)%
(418)	CMS Energy Corp.	$(2,680,634)	$65.00	09/17/21	(16,720)
(1,350)	Exelon Corp.	(6,617,700)	50.00	09/17/21	(51,300)
(1,920)	Public Service Enterprise Group, Inc.	(12,276,480)	65.00	09/17/21	(63,360)
	Total Call Options Written				(131,380)
	(Premiums received $149,748)
Outstanding Loan – (25.6)%	(70,700,000)
Net Other Assets and Liabilities – (1.4)%	(3,725,659)
Net Assets – 100.0%	$276,431,984

(a)	All or a portion of this security serves as collateral on the outstanding loan.
(b)	All or a portion of this security’s position represents cover for outstanding options written.

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
(c)	Non-income producing security.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Aggregate cost for federal income tax purposes was $219,493,264. As of August 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $131,938,889 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $574,510. The net unrealized appreciation was $131,364,379. The unrealized amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 8/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 201,882,764	$ 201,882,764	$ —	$ —
Master Limited Partnerships*	149,106,259	149,106,259	—	—
Total Investments	$ 350,989,023	$ 350,989,023	$—	$—

LIABILITIES TABLE
	Total Value at 8/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (131,380)	$ (131,380)	$ —	$ —

*	See Portfolio of Investments for industry breakout.